Financial Risk Management Objective and Policies - Schedule of Undiscounted Financial Liabilities, Based on Contractual Payment Dates (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Undiscounted Financial Liabilities, Based on Contractual Payment Dates [Line Items]
Bank overdrafts	$ 9,929	$ 7,395	$ 3,756
Lease liabilities	238,913	163,502	$ 357,044
Trade and other payables	26,407,278	26,204,360
Amount due to related parties	19,085,131	1,097,497
Total	45,741,251	27,472,754
On demand [Member]
Schedule of Undiscounted Financial Liabilities, Based on Contractual Payment Dates [Line Items]
Bank overdrafts	9,929	7,395
Lease liabilities
Trade and other payables
Amount due to related parties	19,085,131
Total	19,095,060	7,395
Less than 3 months [Member]
Schedule of Undiscounted Financial Liabilities, Based on Contractual Payment Dates [Line Items]
Bank overdrafts
Lease liabilities
Trade and other payables	11,950,981	10,194,121
Amount due to related parties
Total	11,950,981	10,194,121
3 months to 1 year [Member]
Schedule of Undiscounted Financial Liabilities, Based on Contractual Payment Dates [Line Items]
Bank overdrafts
Lease liabilities	25,695	105,065
Trade and other payables	14,456,297	16,010,239
Amount due to related parties		1,097,497
Total	14,481,992	17,212,801
1 to 5 years [Member]
Schedule of Undiscounted Financial Liabilities, Based on Contractual Payment Dates [Line Items]
Bank overdrafts
Lease liabilities	213,218	58,437
Trade and other payables
Amount due to related parties
Total	$ 213,218	$ 58,437